Expenses and other expenses / revenues - Function (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Type
Personnel	R$ (150,676)	R$ (146,077)	R$ (120,221)
Depreciation and amortization	(57,581)	(59,027)	(49,773)
Outsourced services	(44,316)	(33,696)	(32,245)
Expenses with link	(28,039)	(26,348)	(36,891)
Travel and accommodation	(1,681)	(4,964)	(5,259)
Other	(969)	(2,003)	(1,232)
Total operating revenues (expenses)	(639,814)	(434,934)	(349,875)
Function
Administrative and general expenses	(310,742)	(219,916)	(168,596)
Sales expenses	(158,927)	(144,735)	(111,008)
Research and maintenance of software developed	(111,059)	(93,070)	(73,527)
Other operating revenue (expenses)	(59,086)	22,787	3,256
Total operating revenues (expenses)	(639,814)	(434,934)	(349,875)
Operating expense	639,814	434,934	349,875
Expenses / Revenue and Other Expenses
Type
Other revenues	11,172	37,372	8,401
Personnel	(285,094)	(245,836)	(185,274)
Depreciation and amortization	(102,528)	(60,633)	(28,956)
Outsourced services	(80,588)	(49,794)	(30,234)
Commissions	(49,926)	(38,334)	(35,699)
Expenses with link	(3,473)	(1,006)	(3,453)
Travel and accommodation	(3,314)	(8,935)	(8,565)
Advertising and publicity	(14,016)	(12,255)	(12,623)
Maintenance and preservation	(13,920)	(15,491)	(14,713)
Possible losses	(55,852)	(5,768)	(3,653)
Rents	(5,810)	(3,680)	(16,090)
IT expenses	(1,850)	(2,820)	(3,453)
Other	(34,615)	(27,754)	(15,563)
Total operating revenues (expenses)	(639,814)	(434,934)	(349,875)
Function
Administrative and general expenses	(310,742)	(219,916)	(168,596)
Sales expenses	(158,927)	(144,735)	(111,008)
Research and maintenance of software developed	(111,059)	(93,070)	(73,527)
Other operating revenue (expenses)	(59,086)	22,787	3,256
Total operating revenues (expenses)	(639,814)	(434,934)	(349,875)
Operating expense	639,814	434,934	349,875
Possible losses	55,852	5,768	R$ 3,653
Linx Pay Meios de Pagamentos Ltda. | Expenses / Revenue and Other Expenses
Type
Possible losses	(39,975)
Total operating revenues (expenses)	100,607	7,625
Function
Total operating revenues (expenses)	100,607	7,625
Operating expense	(100,607)	R$ (7,625)
Amortization of the right-of-use	45,436
Possible losses	39,975
Cancellations and chargebacks	R$ 6,654